PROVISION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provision for contingencies(1)
	Tax	Regulatory	Civil	Labor	Contingent liabilities (PPA)(2)	Provision for fines for canceling lease agreements(3)	Provision for dismantling(4)	Amounts to be refunded to customers(5)	Total
Balance on December 31, 2021	2,147,369	1,986,244	935,971	486,955	488,598	—	378,105	—	6,423,242
Additions (reversal), net (Note 27)	168,212	(160,025)	345,748	340,680	(40,929)	—	(9,811)	615,750	1,259,625
Other additions	607	—	6,261	6,580	—	—	21,498	—	34,946
Write-offs due to payment	(33,260)	(110,057)	(464,406)	(416,784)	—	(106,404)	—	(13,868)	(1,144,779)
Business combination – Garliava (Note 1.c.3)	—	—	—	—	453,697	589,024	66,803	—	1,109,524
Business combination – Vita IT (Note 1 c.4)	—	—	—	—	28,200	—	—	—	28,200
Interest accruals (Note 28)	200,499	152,873	369,326	122,759	48,506	—	6,110	—	900,073
Balance on December 31, 2022	2,483,427	1,869,035	1,192,900	540,190	978,072	482,620	462,705	601,882	8,610,831
Additions (reversal), net (Note 27)	83,825	(64,452)	302,700	366,856	(27,186)	(260,198)	(79,836)	—	321,709
Other additions	—	—	(690)	—	—	—	8,971	—	8,281
Write-offs due to payment	(18,770)	(166,229)	(493,828)	(377,139)	—	(181,429)	—	(505,281)	(1,742,676)
Business combination – Vita IT (Note 1 c.4)	—	—	—	—	(18,227)	—	—	—	(18,227)
Business combination – Vale Saúde Sempre (Note 1 c.5)	1,063	—	—	936	887	—	—	—	2,886
Interest accruals (Note 28)	203,778	122,512	225,913	162,869	69,355	—	15,406	—	799,833
Balance on December 31, 2023	2,753,323	1,760,866	1,226,995	693,712	1,002,901	40,993	407,246	96,601	7,982,637

Balance on December 31, 2022
Current	—	104,898	404,654	217,229	—	482,620	66,803	601,882	1,878,086
Non-current	2,483,427	1,764,137	788,246	322,961	978,072	—	395,902	—	6,732,745

Balance on December 31, 2023
Current	15,034	32,363	334,152	381,606	—	40,993	222	96,601	900,971
Non-current	2,738,289	1,728,503	892,843	312,106	1,002,901	—	407,024	—	7,081,666

(1)Provision for contingencies: The Company and its subsidiaries are parts to administrative; labor, tax, civil and regulatory claims, and accounting provision amounts have been recorded in respect of claims whose likelihood of loss was classified as probable. The assessment of the likelihood of loss includes an analysis of available evidence, the hierarchy of laws, available case law, the latest court decisions law and their relevance in the legal system, as well as the opinion of outside legal counsel. Provision is reviewed and adjusted considering changes in existing circumstances, such as the applicable statute of limitations, tax audit conclusions, or additional exposures identified based on new matters or court decisions.
(2)Contingent consideration (PPA): Refers to the amounts of contingent liabilities arising from the PPA generated in the acquisition of control of VivoPart. in 2011, GVTPart. in 2015, Garliava and Vita IT in 2022), and VSS (2023), related to civil, labor and tax lawsuits at their fair value in the business combination.
(3)Provision for fines for canceling lease agreements: Refers to the provision for fines for canceling lease agreements arising from Garliava, resulting from the sale or shutdown of sites.
(4)Provision for decommissioning of assets: Refers to costs to be incurred due to returning sites to owners (locations intended for tower and equipment installation on leased property) in the same condition as these were found at the time of execution of the initial lease agreement.

These costs are provisioned as the present value from amounts expected to settle the obligation using estimated cash flows and they are recognized as part of the cost of the corresponding asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to decommissioning of assets. The financial effect of the discount is recorded as incurred and recognized in the statement of income as a finance cost. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to, or deducted from, the cost of the asset.
(5)Amounts to be refunded to customers (Supplementary Law No. 194/2022): Amounts to be refunded to customers (Supplementary Law No. 194/2022): On July 23, 2022, Complementary Law No. 194, was enacted, which deals with the incidence of taxes on various sectors considered by the respective Law as essential and indispensable goods and services, leading to a reduction in the tax rate ICMS on communications services and the respective refund of these amounts to customers. These amounts to be refunded to customers were booked against discounts granted (note 25).

Tax
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

Nature/Degree of Risk	12.31.2023	12.31.2022
Provisions	2,753,323	2,483,427
Federal	796,996	779,395
State	1,329,319	1,112,094
Municipal	48,917	42,686
FUST	578,091	549,252
Possible losses	36,963,009	33,472,824
Federal	3,534,240	3,042,010
State	23,130,420	21,712,030
Municipal	633,097	479,484
FUST, FUNTTEL and FISTEL	9,665,252	8,239,300

Civil
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

Nature/Degree of Risk	12.31.2023	12.31.2022
Provisions	1,226,995	1,192,900
Possible losses	2,126,718	2,175,547

Regulatory
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

Nature/Degree of Risk	12.31.2023	12.31.2022
Provisions	1,760,866	1,869,035
Possible losses	6,765,178	5,844,624